Supplementary Financial Information (Schedule Of Trade Accounts Receivable) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Financial Information [Abstract]
Gross trade accounts and other receivables		$ 531	$ 527
Gross trade accounts and other receivables	$ 573	528
Trade accounts treceivable from TCEH		(121)	(139)
Trade accounts and other receivables from affiliates	(138)	(118)	(135)
Allowance for uncollectible accounts	(5)	(3)	(3)
Trade accounts receivable from nonaffiliates - net	$ 430	$ 407	$ 385